COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employment Agreements Parties [Line Items]
Lease expense	4.3	3.8	2.9
Licensee expense	1.0	1.2	0.5
Maximum
Employment Agreements Parties [Line Items]
Renewal period for operating lease commitments	2 years
Minimum
Employment Agreements Parties [Line Items]
Renewal period for operating lease commitments	1 year
Management and Others | Maximum
Employment Agreements Parties [Line Items]
Terms of employment agreements	5 years
Management and Others | Minimum
Employment Agreements Parties [Line Items]
Terms of employment agreements	2 years
Support Personnel | Maximum
Employment Agreements Parties [Line Items]
Terms of employment agreements	1 year
Support Personnel | Minimum
Employment Agreements Parties [Line Items]
Terms of employment agreements	6 months